Income Taxes (Details)		3 Months Ended				9 Months Ended				12 Months Ended
	Jan. 01, 2019	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Income Taxes (Details) [Line Items]
Income tax rate	21.00%
Estimated assessable profit		16.50%	16.50%							16.50%	16.50%	16.50%
Provision tax in percentage		8.25%	8.25%							8.25%
Profits tax		$ 1,405	$ 10,000	$ 1,405	$ 10,000	$ 1,405	$ 10,000	$ 1,405	$ 10,000	$ 257,313		$ 2,000,000
Operating waiver percent		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Operating amount										$ 1,287		$ 10,000
Earnings percentage						25.00%	25.00%			25.00%
Income tax percentage						10.00%	10.00%			10.00%
Deferred tax liabilities						$ 312,335				$ 357,929	$ 626,975
Assessable profits		$ 281,057	$ 2,000,000			9		$ 9
PRC Subsidiary [Member]
Income Taxes (Details) [Line Items]
Profits tax						$ 3,123,352				$ 3,579,288	$ 6,269,752